DERIVATIVE LIABILITIES Warrants - Fair value loss on financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE LIABILITIES
Gain(loss) from FV adjustment	$ 63,081	$ 83,759
Adjustment on contingent consideration
DERIVATIVE LIABILITIES
Gain(loss) from FV adjustment	61,675	83,657
purchase consideration settlement
DERIVATIVE LIABILITIES
Gain(loss) from FV adjustment	(1,780)	$ 102
Contingent consideration
DERIVATIVE LIABILITIES
Gain(loss) from FV adjustment	$ 3,186